Fair Value Measurements - Summary of by level Within Fair Value Hierarchy, Plan's Assets Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 21,532,626	$ 19,351,854
Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	746	10,022
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,378,537	998,829
Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	16,851,251	15,010,694
First US Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,416,949	1,509,427
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,885,143	1,822,882
Total Excluding Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	19,647,483	17,528,972
Level 1 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	746	10,022
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,378,537	998,829
Level 1 | Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	225,536	0
Level 1 | First US Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,416,949	1,509,427
Level 1 | Total Excluding Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,021,768	2,518,278
Level 2 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	16,625,715	15,010,694
Level 2 | First US Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Total Excluding Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	16,625,715	15,010,694
Level 3 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | First US Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Total Excluding Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0